UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - Parentheticals [Abstract]
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	475,000,000	475,000,000
Common stock shares issued	24,960,715	20,926,715
Common stock shares outstanding	24,960,715	20,926,715
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	640,692	640,692
Preferred stock shares outstanding	640,692	640,692